DESCRIPTION OF BUSINESS AND NATURE OF OPERATIONS (Details) - EVGO HOLDCO, LLC AND EVGO SERVICES, LLC			3 Months Ended	12 Months Ended
	Mar. 31, 2022 USD ($)	Mar. 31, 2021 USD ($) item	Mar. 31, 2021 USD ($) item	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
DESCRIPTION OF BUSINESS AND NATURE OF OPERATIONS
Cash		$ 23,595,141	$ 23,595,141		$ 7,914,150	$ 1,403,172
Working capital		$ 45,300,000			$ 43,600,000
Projected cash outflow				$ 115,000,000
Number of delayed chargers | item		400	400
Subsequent event
DESCRIPTION OF BUSINESS AND NATURE OF OPERATIONS
Projected cash outflow	$ 179,600,000
Minimum
DESCRIPTION OF BUSINESS AND NATURE OF OPERATIONS
Delay in operational dates			6 months
Maximum
DESCRIPTION OF BUSINESS AND NATURE OF OPERATIONS
Delay in operational dates			9 months